UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21884

                  OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: MARCH 31

                     Date of reporting period: JUNE 30, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.


OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                           COUPON    MATURITY            VALUE
---------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--176.7%
---------------------------------------------------------------------------------------------------------------
VIRGINIA--118.5%
$         25,000   Alexandria IDA (Alexandria Hospital) 1                  5.500%   07/01/2014   $      25,032
---------------------------------------------------------------------------------------------------------------
          10,000   Alexandria IDA Educational Facilities (Episcopal High
                   School) 1                                               5.250    01/01/2010          10,062
---------------------------------------------------------------------------------------------------------------
         265,000   Alexandria IDA Pollution Control (Potomac Electric
                   Power Company) 1                                        5.375    02/15/2024         265,138
---------------------------------------------------------------------------------------------------------------
         715,000   Alexandria IDA Pollution Control (Potomac Electric
                   Power Company)                                          5.375    02/15/2024         715,787
---------------------------------------------------------------------------------------------------------------
          20,000   Alexandria Redevel. & Hsg. Authority (CRS
                   Alexandria Hsg. Corp.) 1                                6.125    10/01/2029          20,789
---------------------------------------------------------------------------------------------------------------
          60,000   Alexandria Redevel. & Hsg. Authority (Essex House) 1    5.550    07/01/2028          60,868
---------------------------------------------------------------------------------------------------------------
          50,000   Arlington County IDA (Ogden Martin Systems of
                   Union) 1                                                5.375    01/01/2013          51,127
---------------------------------------------------------------------------------------------------------------
         285,000   Bedford County IDA (Georgia-Pacific Corp.) 1            5.600    12/01/2025         286,796
---------------------------------------------------------------------------------------------------------------
         175,000   Bedford County IDA (Georgia-Pacific Corp.) 1            6.300    12/01/2025         179,436
---------------------------------------------------------------------------------------------------------------
         110,000   Bedford County IDA (Georgia-Pacific Corp.) 1            6.550    12/01/2025         114,139
---------------------------------------------------------------------------------------------------------------
           5,000   Broadway IDA (Bridgewater College) 1                    5.375    04/01/2033           5,104
---------------------------------------------------------------------------------------------------------------
         265,000   Buena Vista Public Recreational Facilities Authority
                   (Golf Course)                                           5.500    07/15/2035         277,251
---------------------------------------------------------------------------------------------------------------
         200,000   Celebrate South CDA Special Assessment 1                6.250    03/01/2037         205,156
---------------------------------------------------------------------------------------------------------------
          25,000   Chesapeake Airport Authority 1                          5.300    08/01/2019          25,247
---------------------------------------------------------------------------------------------------------------
          30,000   Chesapeake GO 1                                         5.000    05/01/2014          30,626
---------------------------------------------------------------------------------------------------------------
         515,000   Chesapeake Water & Sewer 1                              5.000    12/01/2025         516,869
---------------------------------------------------------------------------------------------------------------
          70,000   Danville IDA Educational Facilities (Averett
                   University) 1                                           6.000    03/15/2016          72,329
---------------------------------------------------------------------------------------------------------------
          85,000   Dulles Town Center CDA (Dulles Town Center) 1           6.250    03/01/2026          87,546
---------------------------------------------------------------------------------------------------------------
          20,000   Fairfax County IDA (Inova Health Systems) 1             5.000    08/15/2025          20,097
---------------------------------------------------------------------------------------------------------------
          30,000   Fairfax County Redevel. & Hsg. Authority (Grand
                   View Apartments) 1                                      5.450    08/01/2025          30,333
---------------------------------------------------------------------------------------------------------------
          25,000   Fairfax County Redevel. & Hsg. Authority (Herndon
                   Harbor House) 1                                         5.875    08/01/2027          25,336
---------------------------------------------------------------------------------------------------------------
         125,000   Fairfax County Redevel. & Hsg. Authority (Paul
                   Spring Retirement Center) 1                             6.000    12/15/2028         129,155
---------------------------------------------------------------------------------------------------------------
         250,000   Farms New Kent Community Devel. Authority
                   Special Assessment 1                                    5.800    03/01/2036         248,765
---------------------------------------------------------------------------------------------------------------
         280,000   Giles County IDA (Hoechst Celanese Corp.) 1             5.950    12/01/2025         279,983
---------------------------------------------------------------------------------------------------------------
          50,000   Giles County IDA (Hoechst Celanese Corp.) 1             6.450    05/01/2026          50,410
---------------------------------------------------------------------------------------------------------------
         210,000   Giles County IDA (Hoechst Celanese Corp.) 1             6.625    12/01/2022         210,638
---------------------------------------------------------------------------------------------------------------
         130,000   Goochland County IDA (Georgia-Pacific Corp.) 1          5.650    12/01/2025         130,759
---------------------------------------------------------------------------------------------------------------
         100,000   H2O Community Devel. Authority 1                        5.200    09/01/2037          98,273
---------------------------------------------------------------------------------------------------------------
         500,000   Hampton Redevel. & Hsg. Authority (Olde
                   Hampton)                                                6.500    07/01/2016         496,575
---------------------------------------------------------------------------------------------------------------
         140,000   Henrico County IDA (Browning-Ferris Industries) 1       5.875    03/01/2017         140,696
---------------------------------------------------------------------------------------------------------------
          50,000   Henrico County IDA (Collegiate School)                  5.100    10/15/2029          50,880
---------------------------------------------------------------------------------------------------------------
          75,000   Henrico County IDA (Governmental) 1                     5.600    06/01/2016          75,851
---------------------------------------------------------------------------------------------------------------
         100,000   Henrico County IDA (Governmental) 1                     5.600    06/01/2017         101,136
---------------------------------------------------------------------------------------------------------------


                1 | OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND

OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                           COUPON    MATURITY            VALUE
---------------------------------------------------------------------------------------------------------------
$        600,000   Isle Wight County IDA Environmental Improvement
                   (International Paper Company)                           6.600%   05/01/2024   $     634,602
---------------------------------------------------------------------------------------------------------------
         125,000   James City County IDA (Anheuser-Busch
                   Companies) 1                                            6.000    04/01/2032         126,416
---------------------------------------------------------------------------------------------------------------
         500,000   Lexington IDA (Kendal at Lexington)                     5.500    01/01/2037         500,000
---------------------------------------------------------------------------------------------------------------
          40,000   Lexington IDA Hospital Facility (Stonewall Jackson
                   Hospital) 1                                             5.750    07/01/2007          40,000
---------------------------------------------------------------------------------------------------------------
          35,000   Loudoun County IDA (Dulles Airport Marriott
                   Hotel) 1                                                7.125    09/01/2015          35,214
---------------------------------------------------------------------------------------------------------------
          65,000   Louisa IDA Pollution Control (Virginia Electric &
                   Power Company) 1                                        5.250    12/01/2008          65,710
---------------------------------------------------------------------------------------------------------------
          35,000   Louisa IDA Pollution Control (Virginia Electric &
                   Power Company)                                          5.450    01/01/2024          35,041
---------------------------------------------------------------------------------------------------------------
         470,000   Louisa IDA Pollution Control (Virginia Electric &
                   Power Company) 1                                        5.450    01/01/2024         472,275
---------------------------------------------------------------------------------------------------------------
          10,000   Lynchburg IDA (Lynchburg College) 1                     5.250    09/01/2028          10,216
---------------------------------------------------------------------------------------------------------------
         150,000   Lynchburg IDA (Westminster-Canterbury
                   Residential Care Facility) 1                            5.000    07/01/2031         147,122
---------------------------------------------------------------------------------------------------------------
          10,000   Lynchburg Redevel. & Hsg. Authority (Waldon
                   Pond II) 1                                              5.700    07/20/2023          10,011
---------------------------------------------------------------------------------------------------------------
          10,000   Manassas GO 1                                           6.000    05/01/2014          10,213
---------------------------------------------------------------------------------------------------------------
          50,000   Manassas IDA (Prince William Hospital) 1                5.125    04/01/2023          50,780
---------------------------------------------------------------------------------------------------------------
         100,000   New Port CDA 1                                          5.600    09/01/2036         102,699
---------------------------------------------------------------------------------------------------------------
          30,000   New River Valley Regional Jail Authority 1              5.125    10/01/2019          30,683
---------------------------------------------------------------------------------------------------------------
          20,000   Norfolk Airport Authority (Air Cargo) 1                 6.250    01/01/2030          21,071
---------------------------------------------------------------------------------------------------------------
         300,000   Norfolk EDA, Series A 1                                 6.000    11/01/2036         304,935
---------------------------------------------------------------------------------------------------------------
          10,000   Norfolk GO 1                                            5.750    06/01/2017          10,109
---------------------------------------------------------------------------------------------------------------
         115,000   Norfolk Redevel. & Hsg. Authority (First Mtg.-
                   Retirement Communnity) 1                                6.125    01/01/2035         120,291
---------------------------------------------------------------------------------------------------------------
          50,000   Norfolk Water 1                                         5.250    11/01/2013          50,056
---------------------------------------------------------------------------------------------------------------
         315,000   Norfolk Water 1                                         5.375    11/01/2023         315,347
---------------------------------------------------------------------------------------------------------------
         105,000   Norfolk Water 1                                         5.900    11/01/2025         105,675
---------------------------------------------------------------------------------------------------------------
          50,000   Northampton County GO 1                                 5.300    07/15/2018          51,324
---------------------------------------------------------------------------------------------------------------
          50,000   Northern VA Transportation District (Virginia
                   Railway Express) 1                                      5.150    07/01/2012          51,049
---------------------------------------------------------------------------------------------------------------
          20,000   Northern VA Transportation District (Virginia
                   Railway Express) 1                                      5.400    07/01/2017          20,424
---------------------------------------------------------------------------------------------------------------
         290,000   Norton IDA (Norton Community Hospital) 1                6.000    12/01/2022         308,079
---------------------------------------------------------------------------------------------------------------
         400,000   Peninsula Ports Authority (The Brinks Company) 1        6.000    04/01/2033         424,516
---------------------------------------------------------------------------------------------------------------
          85,000   Peninsula Ports Authority Health Care Facilities (Bon
                   Secours Health Systems) 1                               5.250    08/15/2023          86,814
---------------------------------------------------------------------------------------------------------------
          35,000   Portsmouth Redevel. & Hsg. Authority (Chowan
                   Apartments) 1                                           5.850    12/20/2030          35,731
---------------------------------------------------------------------------------------------------------------
          75,000   Prince William County IDA (Melrose Apartments) 1        5.400    01/01/2029          76,487
---------------------------------------------------------------------------------------------------------------
         350,000   Prince William County IDA (Potomac Hospital
                   Corp.)                                                  5.200    10/01/2026         358,537
---------------------------------------------------------------------------------------------------------------
          85,000   Prince William County IDA (Potomac Place
                   Associates) 1                                           6.250    12/20/2027          87,632
---------------------------------------------------------------------------------------------------------------


                2 | OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND

OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                           COUPON    MATURITY            VALUE
---------------------------------------------------------------------------------------------------------------
$        170,000   Prince William County IDA (Prince William
                   Hospital) 1                                             5.250%   04/01/2019   $     170,070
---------------------------------------------------------------------------------------------------------------
          20,000   Prince William County IDA (Prince William
                   Hospital) 1                                             5.625    04/01/2012          20,026
---------------------------------------------------------------------------------------------------------------
         500,000   Reynolds Crossing Community Devel. Authority
                   (Reynolds Crossing)                                     5.100    03/01/2021         501,190
---------------------------------------------------------------------------------------------------------------
          45,000   Richmond IDA (Virginia Commonwealth University
                   Real Estate Foundation) 1                               5.550    01/01/2031          47,252
---------------------------------------------------------------------------------------------------------------
           5,000   Richmond Metropolitan Authority (Expressway) 1          5.400    01/15/2013           5,034
---------------------------------------------------------------------------------------------------------------
          10,000   Richmond Public Utility 1                               5.125    01/15/2028          10,174
---------------------------------------------------------------------------------------------------------------
          20,000   Richmond Redevel. & Hsg. Authority (Old
                   Manchester) 1                                           5.000    03/01/2015          20,281
---------------------------------------------------------------------------------------------------------------
          85,000   Southampton County IDA Medical Facilities Mtg. 1        5.625    01/15/2022          86,783
---------------------------------------------------------------------------------------------------------------
          35,000   Stafford County COP 1                                   5.000    11/01/2009          35,032
---------------------------------------------------------------------------------------------------------------
         100,000   Stafford County EDA Hospital Facilities (MediCorp
                   Health System) 1                                        5.250    06/15/2037         102,658
---------------------------------------------------------------------------------------------------------------
           5,000   Suffolk County IDA (Hotel & Conference Center) 1        5.125    10/01/2035           5,293
---------------------------------------------------------------------------------------------------------------
         400,000   Suffolk IDA (Lake Prince Center) 1                      5.300    09/01/2031         406,888
---------------------------------------------------------------------------------------------------------------
         430,000   Suffolk Redevel. & Hsg. Authority (Hope Village
                   Apartments) 1                                           5.600    02/01/2033         443,588
---------------------------------------------------------------------------------------------------------------
       1,145,000   VA College Building Authority Educational Facilities
                   (Regent University) 1                                   5.000    06/01/2036       1,134,581
---------------------------------------------------------------------------------------------------------------
         250,000   VA Gateway Community Devel. Authority 1                 6.375    03/01/2030         271,328
---------------------------------------------------------------------------------------------------------------
          50,000   VA Hsg. Devel. Authority 1                              5.350    07/01/2031          51,202
---------------------------------------------------------------------------------------------------------------
          50,000   VA Hsg. Devel. Authority (Multifamily Hsg.) 1           5.600    11/01/2017          50,944
---------------------------------------------------------------------------------------------------------------
          25,000   VA Hsg. Devel. Authority (Multifamily Hsg.) 1           6.000    11/01/2011          25,421
---------------------------------------------------------------------------------------------------------------
          50,000   VA Hsg. Devel. Authority (Multifamily Hsg.) 1           6.200    05/01/2012          50,848
---------------------------------------------------------------------------------------------------------------
          20,000   VA Hsg. Devel. Authority (Multifamily) 1                5.000    11/01/2014          20,342
---------------------------------------------------------------------------------------------------------------
          80,000   VA Hsg. Devel. Authority (Multifamily) 1                5.000    11/01/2019          80,582
---------------------------------------------------------------------------------------------------------------
          65,000   VA Hsg. Devel. Authority (Multifamily) 1                5.450    05/01/2012          66,401
---------------------------------------------------------------------------------------------------------------
          10,000   VA Hsg. Devel. Authority (Multifamily) 1                5.500    05/01/2013          10,218
---------------------------------------------------------------------------------------------------------------
          50,000   VA Hsg. Devel. Authority (Multifamily) 1                5.500    11/01/2013          51,280
---------------------------------------------------------------------------------------------------------------
          15,000   VA Hsg. Devel. Authority (Multifamily) 1                5.750    11/01/2009          15,116
---------------------------------------------------------------------------------------------------------------
          15,000   VA Hsg. Devel. Authority (Multifamily) 1                5.800    11/01/2009          15,255
---------------------------------------------------------------------------------------------------------------
         100,000   VA Hsg. Devel. Authority (Multifamily) 1                5.800    05/01/2012         100,694
---------------------------------------------------------------------------------------------------------------
          10,000   VA Hsg. Devel. Authority (Multifamily) 1                5.950    05/01/2009          10,041
---------------------------------------------------------------------------------------------------------------
          30,000   VA Hsg. Devel. Authority (Multifamily) 1                6.050    05/01/2010          30,546
---------------------------------------------------------------------------------------------------------------
          10,000   VA Hsg. Devel. Authority (Multifamily) 1                6.050    05/01/2010          10,071
---------------------------------------------------------------------------------------------------------------
         200,000   VA Hsg. Devel. Authority (Multifamily) 1                6.050    11/01/2017         203,064
---------------------------------------------------------------------------------------------------------------
          15,000   VA Hsg. Devel. Authority (Multifamily) 1                6.150    05/01/2011          15,324
---------------------------------------------------------------------------------------------------------------
          25,000   VA Hsg. Devel. Authority (Multifamily) 1                6.200    05/01/2013          25,401
---------------------------------------------------------------------------------------------------------------
         220,000   VA Hsg. Devel. Authority (Rental Hsg.) 1                5.250    09/01/2022         223,148
---------------------------------------------------------------------------------------------------------------
          25,000   VA Hsg. Devel. Authority (Rental Hsg.) 1                5.350    02/01/2011          25,603
---------------------------------------------------------------------------------------------------------------
       2,500,000   VA Hsg. Devel. Authority (Rental Hsg.)                  5.550    01/01/2027       2,562,238
---------------------------------------------------------------------------------------------------------------
         150,000   VA Hsg. Devel. Authority (Rental Hsg.) 1                5.625    10/01/2020         152,997
---------------------------------------------------------------------------------------------------------------
          45,000   VA Hsg. Devel. Authority (Rental Hsg.) 1                5.650    02/01/2014          45,950
---------------------------------------------------------------------------------------------------------------


                3 | OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND

OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                           COUPON    MATURITY            VALUE
---------------------------------------------------------------------------------------------------------------
$         65,000   VA Hsg. Devel. Authority (Rental Hsg.) 1                6.000%   08/01/2017   $      67,070
---------------------------------------------------------------------------------------------------------------
          45,000   VA Hsg. Devel. Authority, Series B 1                    5.500    03/01/2021          45,841
---------------------------------------------------------------------------------------------------------------
          40,000   VA Hsg. Devel. Authority, Series B 1                    5.600    05/01/2008          40,206
---------------------------------------------------------------------------------------------------------------
          35,000   VA Hsg. Devel. Authority, Series B 1                    5.950    05/01/2016          35,777
---------------------------------------------------------------------------------------------------------------
          55,000   VA Hsg. Devel. Authority, Series D 1                    5.125    06/01/2019          55,801
---------------------------------------------------------------------------------------------------------------
          75,000   VA Hsg. Devel. Authority, Series D 1                    6.000    04/01/2024          77,042
---------------------------------------------------------------------------------------------------------------
          50,000   VA Hsg. Devel. Authority, Series E 1                    5.700    05/01/2011          50,372
---------------------------------------------------------------------------------------------------------------
          20,000   VA Hsg. Devel. Authority, Series H 1                    5.625    11/01/2022          20,276
---------------------------------------------------------------------------------------------------------------
         140,000   VA Hsg. Devel. Authority, Series J 1                    6.250    05/01/2015         142,051
---------------------------------------------------------------------------------------------------------------
         105,000   VA Hsg. Devel. Authority, Series L 1                    5.950    11/01/2009         105,427
---------------------------------------------------------------------------------------------------------------
          60,000   VA Multifamily Hsg. (The Broad Point/American
                   International Group) 1                                  5.950 2  11/01/2033          60,760
---------------------------------------------------------------------------------------------------------------
       1,000,000   VA Port Authority 3                                     5.000    07/01/2036       1,017,105
---------------------------------------------------------------------------------------------------------------
          20,000   VA Port Authority 1                                     5.000    07/01/2027          20,402
---------------------------------------------------------------------------------------------------------------
          20,000   VA Resources Authority Airports, Series B               5.125    08/01/2027          20,276
---------------------------------------------------------------------------------------------------------------
          45,000   VA Resources Authority Water & Sewer (South Hill) 1     5.200    11/01/2017          46,085
---------------------------------------------------------------------------------------------------------------
      22,000,000   VA Tobacco Settlement Authority 1                       5.770 4  06/01/2047       2,171,620
---------------------------------------------------------------------------------------------------------------
         150,000   VA Tobacco Settlement Authority (TASC) 1                5.500    06/01/2026         161,690
---------------------------------------------------------------------------------------------------------------
          25,000   Virginia Beach Devel. Authority (Beth Sholom) 1         5.200    04/01/2034          25,770
---------------------------------------------------------------------------------------------------------------
          45,000   Virginia Beach Devel. Authority (Our Lady of
                   Perpetual Help Health Center) 1                         6.150    07/01/2027          45,942
---------------------------------------------------------------------------------------------------------------
         100,000   Virginia Beach Industrial Devel. Revenue (Holiday
                   Inn) 1                                                  7.250    12/01/2012         100,494
---------------------------------------------------------------------------------------------------------------
         240,000   West Point IDA Solid Waste (Chesapeake Corp.) 1         6.250    03/01/2019         241,104
---------------------------------------------------------------------------------------------------------------
          25,000   West Point IDA Solid Waste (Chesapeake Corp.) 1         6.375    03/01/2019          25,202
---------------------------------------------------------------------------------------------------------------
          35,000   York County IDA (Virginia Electric & Power
                   Company) 1                                              5.500    07/01/2009          35,389
---------------------------------------------------------------------------------------------------------------
                                                                                                    21,451,814
U.S. POSSESSIONS--58.2%
         200,000   Northern Mariana Islands Ports Authority, Series A 1    5.000    06/01/2030         196,114
---------------------------------------------------------------------------------------------------------------
         100,000   Puerto Rico Aqueduct & Sewer Authority 1                5.000    07/01/2019         101,515
---------------------------------------------------------------------------------------------------------------
         130,000   Puerto Rico Children's Trust Fund (TASC) 1              5.375    05/15/2033         135,012
---------------------------------------------------------------------------------------------------------------
         300,000   Puerto Rico Children's Trust Fund (TASC) 1              5.625    05/15/2043         314,148
---------------------------------------------------------------------------------------------------------------
      25,800,000   Puerto Rico Children's Trust Fund (TASC)                6.417 4  05/15/2050       1,782,780
---------------------------------------------------------------------------------------------------------------
         100,000   Puerto Rico Commonwealth GO 1                           5.250    07/01/2032         104,336
---------------------------------------------------------------------------------------------------------------
          10,000   Puerto Rico Electric Power Authority, Series NN         5.125    07/01/2029          10,637
---------------------------------------------------------------------------------------------------------------
          40,000   Puerto Rico Electric Power Authority, Series NN         5.125    07/01/2029          42,546
---------------------------------------------------------------------------------------------------------------
         850,000   Puerto Rico Electric Power Authority, Series TT 1       5.000    07/01/2037         869,822
---------------------------------------------------------------------------------------------------------------
       2,000,000   Puerto Rico Electric Power Authority, Series UU 3       4.288 5  07/01/2031       1,990,000
---------------------------------------------------------------------------------------------------------------
         245,000   Puerto Rico HFC, Series B 1                             5.300    12/01/2028         249,542
---------------------------------------------------------------------------------------------------------------
         150,000   Puerto Rico Highway & Transportation Authority 1        5.000    07/01/2036         160,722
---------------------------------------------------------------------------------------------------------------
       2,000,000   Puerto Rico Highway & Transportation Authority,
                   Series N 3                                              4.107 5  07/01/2045       1,997,000
---------------------------------------------------------------------------------------------------------------
           5,000   Puerto Rico IMEPCF (American Home Products) 1           5.100    12/01/2018           5,214
---------------------------------------------------------------------------------------------------------------
          15,000   Puerto Rico Infrastructure 1                            5.000    07/01/2041          15,163
---------------------------------------------------------------------------------------------------------------
         950,000   Puerto Rico Infrastructure 1                            5.000    07/01/2046         960,365
---------------------------------------------------------------------------------------------------------------


                4 | OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND

OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

       PRINCIPAL
          AMOUNT                                                           COUPON    MATURITY            VALUE
---------------------------------------------------------------------------------------------------------------
$        100,000   Puerto Rico ITEMECF (Ana G. Mendez University) 1        5.375%   02/01/2019   $     102,039
---------------------------------------------------------------------------------------------------------------
         420,000   Puerto Rico Port Authority (American Airlines),
                   Series A 1                                              6.250    06/01/2026         421,184
---------------------------------------------------------------------------------------------------------------
         215,000   Puerto Rico Port Authority (American Airlines),
                   Series A                                                6.300    06/01/2023         215,105
---------------------------------------------------------------------------------------------------------------
         500,000   University of Puerto Rico, Series P 1                   5.000    06/01/2021         513,560
---------------------------------------------------------------------------------------------------------------
         100,000   University of Puerto Rico, Series Q 1                   5.000    06/01/2030         101,979
---------------------------------------------------------------------------------------------------------------
         250,000   V.I. Water & Power Authority, Series A                  5.000    07/01/2031         250,390
                                                                                                 --------------
                                                                                                    10,539,173
---------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $32,090,630)-176.7%                                               31,990,987
---------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS-(76.7)                                                       (13,881,941)

                                                                                                 --------------
NET ASSETS-100.0%                                                                                $  18,109,046
                                                                                                 ==============

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. All or a portion of the security has been segregated for collateral to cover borrowings. See accompanying Notes.

2. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

3. Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See accompanying Notes.

4. Zero coupon bond reflects effective yield on the date of purchase.

5. Represents the current interest rate for a variable or increasing rate security.

To simplify the listings of securities, abbreviations are used per the table below:

CDA          Communities Devel. Authority
COP          Certificates of Participation
CRS          Christian Relief Services
EDA          Economic Devel. Authority
GO           General Obligation
HFC          Housing Finance Corp.
IDA          Industrial Devel. Agency
IMEPCF       Industrial, Medical and Environmental Pollution Control Facilities
ITEMECF      Industrial, Tourist, Educational, Medical and Environmental
                Community Facilities
ROLs         Residual Option Longs
TASC         Tobacco Settlement Asset-Backed Bonds
V.I.         United States Virgin Islands

DISTRIBUTION OF INVESTMENTS BY INDUSTRY OF ISSUE, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

INDUSTRY                                                 MARKET VALUE   PERCENT
--------------------------------------------------------------------------------
Multifamily Housing                                      $  5,422,307      16.8%
Tobacco Master Settlement Agreement                         4,565,250      14.3
Electric Utilities                                          4,502,345      14.1
Highways/Commuter Facilities                                2,234,229       7.0
Higher Education                                            1,939,808       6.1
Paper, Containers & Packaging                               1,612,038       5.0
Special Assessment                                          1,514,957       4.7
Water Utilities                                             1,396,111       4.4
Hospital/Health Care                                        1,340,588       4.2
Adult Living Facilities                                     1,174,301       3.7


                5 | OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND

OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

Marine/Aviation Facilities                                  1,104,101       3.5
Special Tax                                                   975,528       3.0
Hotels, Restaurants & Leisure                                 942,511       2.9
Airlines                                                      636,289       2.0
Chemicals                                                     541,031       1.7
Municipal Leases                                              455,199       1.4
General Obligation                                            402,722       1.3
Single Family Housing                                         310,755       1.0
Sports Facility Revenue                                       277,251       0.9
Government Appropriation                                      212,019       0.7
Sewer Utilities                                               140,696       0.4
Beverages                                                     126,416       0.4
Education                                                      60,942       0.2
Resource Recovery                                              51,127       0.2
Student Housing                                                47,252       0.1
Pharmaceuticals                                                 5,214       0.0

                                                         -----------------------
Total                                                    $ 31,990,987     100.0%

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund will not invest more than 20% of its total assets in inverse floaters. Inverse floaters amount to $704,105 as of June 30, 2007.

Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of


                6 | OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND

OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities in the annual and semiannual reports. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations in the annual and semiannual reports. At June 30, 2007 municipal bond holdings with a value of $5,004,105 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $4,300,000 in short-term floating rate notes issued and outstanding at that date.

At June 30, 2007, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

 PRINCIPAL                                                           COUPON                    VALUE AS OF JUNE
    AMOUNT   INVERSE FLOATER 1                                      RATES 2   MATURITY DATES           30, 2007
---------------------------------------------------------------------------------------------------------------
$  200,000   Puerto Rico Electric Power Authority ROLs                 6.42%          7/1/31     $      190,000
   250,000   Puerto Rico Highway & Transporation Authority ROLs        5.06           7/1/45            247,000
   250,000   VA Port Authority ROLs                                    7.90           7/1/36            267,105
                                                                                                 --------------
                                                                                                 $      704,105
                                                                                                 ==============

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on page 5 of the Statement of Investments.

2. Represents the current interest rate for a variable rate bond known as an "inverse floater."

SECURITY CREDIT RISK. There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

BORROWINGS

The Fund can borrow money from banks in amounts up to one-third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund.

The Fund entered into a Revolving Credit and Security Agreement with a conduit lender and a bank which enables it to participate with a certain other Oppenheimer fund in a committed, unsecured borrowing facility that permits borrowings of up to $900 million, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (5.2880% as of June 30, 2007). The Fund pays additional fees of 0.30% per annum to the lender on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of a 0.13% per annum commitment fee for a liquidity backstop facility with respect to the $900 million facility size.

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of June 30, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


                7 | OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND

OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  JUNE 30, 2007 / UNAUDITED
--------------------------------------------------------------------------------

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities      $ 32,090,630
                                    =============

Gross unrealized appreciation       $    138,330
Gross unrealized depreciation           (237,973)
                                    -------------
Net unrealized depreciation         $    (99,643)
                                    =============


                8 | OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND



ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of June 30, 2007, the
          registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Virginia Municipal Fund

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: August 8, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: August 8, 2007

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: August 8, 2007